Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2010 Fund

June 30, 2020

AFF10-QTLY-0820
1.818354.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 9/3/20 to 9/10/20 (a)
(Cost $349,905)	350,000	349,913
	Shares	Value

Domestic Equity Funds - 18.8%
Fidelity Advisor Series Equity Growth Fund (b)	518,274	$8,396,035
Fidelity Advisor Series Growth Opportunities Fund (b)	372,965	5,866,736
Fidelity Advisor Series Small Cap Fund (b)	338,138	3,560,596
Fidelity Series All-Sector Equity Fund (b)	354,855	3,431,453
Fidelity Series Commodity Strategy Fund (b)	2,445,699	9,391,485
Fidelity Series Large Cap Stock Fund (b)	866,272	12,188,447
Fidelity Series Large Cap Value Index Fund (b)	102,958	1,131,503
Fidelity Series Opportunistic Insights Fund (b)	401,776	7,738,214
Fidelity Series Small Cap Opportunities Fund (b)	356,577	4,360,933
Fidelity Series Stock Selector Large Cap Value Fund (b)	671,536	6,983,978
Fidelity Series Value Discovery Fund (b)	633,424	7,411,057
TOTAL DOMESTIC EQUITY FUNDS
(Cost $60,424,199)		70,460,437

International Equity Funds - 18.2%
Fidelity Series Canada Fund (b)	337,540	3,220,131
Fidelity Series Emerging Markets Fund (b)	372,030	3,180,853
Fidelity Series Emerging Markets Opportunities Fund (b)	1,518,301	29,105,832
Fidelity Series International Growth Fund (b)	581,570	9,968,114
Fidelity Series International Small Cap Fund (b)	178,611	2,854,207
Fidelity Series International Value Fund (b)	1,185,484	9,969,916
Fidelity Series Overseas Fund (b)	962,299	9,930,929
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $57,109,745)		68,229,982

Bond Funds - 46.5%
Fidelity Series Emerging Markets Debt Fund (b)	270,200	2,423,691
Fidelity Series Floating Rate High Income Fund (b)	66,847	576,221
Fidelity Series High Income Fund (b)	287,584	2,539,367
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,369,651	35,212,858
Fidelity Series International Credit Fund (b)	28,833	295,253
Fidelity Series Investment Grade Bond Fund (b)	10,151,889	123,142,416
Fidelity Series Long-Term Treasury Bond Index Fund (b)	800,757	8,319,867
Fidelity Series Real Estate Income Fund (b)	170,240	1,644,515
TOTAL BOND FUNDS
(Cost $157,750,411)		174,154,188

Short-Term Funds - 16.4%
Fidelity Cash Central Fund 0.12% (c)	926,768	926,954
Fidelity Series Government Money Market Fund 0.25% (b)(d)	47,681,109	47,681,109
Fidelity Series Short-Term Credit Fund (b)	1,248,208	12,756,689
TOTAL SHORT-TERM FUNDS
(Cost $61,038,280)		61,364,752
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $336,672,540)		374,559,272
NET OTHER ASSETS (LIABILITIES) - 0.0%		(118,782)
NET ASSETS - 100%		$374,440,490

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3	Sept. 2020	$266,760	$333	$333
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5	Sept. 2020	246,425	(189)	(189)

TOTAL PURCHASES					144

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	21	Sept. 2020	3,244,710	(73,353)	(73,353)
TOTAL FUTURES CONTRACTS					$(73,209)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $349,913.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$400
Total	$400

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,264,325	$527,961	$357,997	$--	$63,410	$1,898,336	$8,396,035
Fidelity Advisor Series Growth Opportunities Fund	4,026,665	363,190	242,329	--	7,221	1,711,989	5,866,736
Fidelity Advisor Series Small Cap Fund	2,624,666	459,230	165,356	--	(6,896)	648,952	3,560,596
Fidelity Series All-Sector Equity Fund	2,711,534	260,712	158,096	--	(8,363)	625,666	3,431,453
Fidelity Series Canada Fund	2,402,013	534,907	164,405	--	(28,446)	476,062	3,220,131
Fidelity Series Commodity Strategy Fund	11,808,962	97,128	2,970,065	--	(1,155,090)	1,610,550	9,391,485
Fidelity Series Emerging Markets Debt Fund	2,241,239	57,451	124,646	33,404	(5,913)	255,560	2,423,691
Fidelity Series Emerging Markets Fund	2,012,232	843,213	140,713	--	7,379	458,742	3,180,853
Fidelity Series Emerging Markets Opportunities Fund	18,880,425	6,705,433	1,476,783	--	55,173	4,941,584	29,105,832
Fidelity Series Floating Rate High Income Fund	554,048	12,635	30,156	6,818	(3,655)	43,349	576,221
Fidelity Series Government Money Market Fund 0.25%	55,390,390	3,247,774	10,957,055	37,485	--	--	47,681,109
Fidelity Series High Income Fund	2,450,021	65,940	150,781	36,853	(9,272)	183,459	2,539,367
Fidelity Series Inflation-Protected Bond Index Fund	34,161,217	1,892,675	2,085,498	19,297	30,995	1,213,469	35,212,858
Fidelity Series International Credit Fund	273,603	2,033	--	2,032	--	17,963	295,253
Fidelity Series International Growth Fund	12,314,668	106,200	4,431,046	--	1,739,273	239,019	9,968,114
Fidelity Series International Small Cap Fund	2,856,785	30,129	555,507	--	105,578	417,222	2,854,207
Fidelity Series International Value Fund	10,235,775	240,821	2,190,723	--	(225,782)	1,909,825	9,969,916
Fidelity Series Investment Grade Bond Fund	120,300,564	5,298,916	8,553,354	846,165	153,975	5,942,315	123,142,416
Fidelity Series Large Cap Stock Fund	9,974,978	1,174,323	587,529	--	10,705	1,615,970	12,188,447
Fidelity Series Large Cap Value Index Fund	1,034,971	12,019	63,031	--	3,668	143,876	1,131,503
Fidelity Series Long-Term Treasury Bond Index Fund	8,956,676	661,587	1,074,441	188,169	147,115	(371,070)	8,319,867
Fidelity Series Opportunistic Insights Fund	5,859,080	715,119	332,942	--	78,058	1,418,899	7,738,214
Fidelity Series Overseas Fund	9,748,961	815,912	2,536,633	--	(279,305)	2,181,994	9,930,929
Fidelity Series Real Estate Income Fund	1,483,346	40,856	94,509	22,608	(6,025)	220,847	1,644,515
Fidelity Series Short-Term Credit Fund	12,315,697	89,936	71,917	73,738	(475)	423,448	12,756,689
Fidelity Series Small Cap Opportunities Fund	3,303,061	628,283	205,870	--	20,874	614,585	4,360,933
Fidelity Series Stock Selector Large Cap Value Fund	6,161,235	248,993	376,802	--	(29,871)	980,423	6,983,978
Fidelity Series Value Discovery Fund	6,324,174	382,883	380,542	--	(2,732)	1,087,274	7,411,057
	356,671,311	25,516,259	40,478,726	1,266,569	661,599	30,910,308	373,282,405

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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